Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising attendance fees (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Board of directors
Disclosure of transactions between related parties [line items]
Attendance fees and commissions per meeting	€ 2,704	€ 2,600
Audit committee and risk supervision, regulation and compliance committee
Disclosure of transactions between related parties [line items]
Attendance fees and commissions per meeting	1,768	1,700
Other committees (excluding executive committee)
Disclosure of transactions between related parties [line items]
Attendance fees and commissions per meeting	€ 1,560	€ 1,500